DIF-Q1

Quarterly Report
May 31, 2026
MFS®  Diversified
Income Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 40.7%
Aerospace & Defense – 0.3%
Boeing Co., 5.15%, 5/01/2030	$561,000	$569,914
Boeing Co., 5.805%, 5/01/2050	2,114,000	2,092,832
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	668,000	658,161
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	668,000	660,757
Honeywell Aerospace, Inc., 5.732%, 3/16/2056 (n)	307,000	307,119
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	336,366
		$4,625,149
Asset-Backed & Securitized – 1.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.988%, 11/15/2054 (i)	$6,330,194	$201,883
Affirm, Inc., 2026-X1, “A”, 4.27%, 4/15/2031 (n)	296,000	296,071
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	686,828	686,794
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	678,654	680,349
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.377% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	1,097,000	1,099,055
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.288% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	944,735
AREIT 2023-CRE8 Trust, “A”, FLR, 5.737% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	51,929	51,929
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	45,193	45,383
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.305% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	900,000	900,226
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)	3,324,681	188,381
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.48%, 12/15/2055 (i)	4,148,273	130,175
BDS 2024-FL13 Ltd., “A”, FLR, 5.189% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	346,344	346,521
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)	6,233,750	224,150
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)	6,106,384	180,954
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)	7,334,127	312,805
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.637%, 7/15/2055 (i)	6,929,379	252,445
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	133,311	134,770
BX Trust, 2026-CLS, “A”, 5.027%, 5/15/2043 (n)	399,000	399,872
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.743% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	262,331	262,475
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.814%, 12/15/2072 (i)(n)	8,340,982	212,245
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	515,197	516,363
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)	4,535,601	117,021
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 0.893%, 8/15/2055 (i)	7,860,606	353,153
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	201,438
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	1,030,787	1,029,858
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	234,585	236,891
Exeter Automobile Receivables Trust, 2026-2A, “A2”, 4.31%, 11/15/2028	582,000	582,423
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	316,000	315,863
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	412,538	410,657
JP Morgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	156,227	154,708
KREF 2018-FT1 Ltd., “AS”, FLR, 5.042% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,873	316,777
MF1 2021-FL7 Ltd., “A”, FLR, 4.82% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	239,566	239,546
MF1 2022-FL8 Ltd., “A”, FLR, 4.963% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	474,381	474,378
MF1 2024-FL5 LLC, “A”, FLR, 5.313% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,152,703
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.798%, 12/15/2051 (i)	8,479,031	142,237
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)	2,343,186	103,428
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	245,710	245,486
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	306,432	307,359
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.762% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	250,219	247,271
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)	100,000	100,037
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	473,749	468,718
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	949,711	940,927
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	207,338	207,868
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	55,965	56,118
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	137,036	137,348
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	255,087	256,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	$263,199	$264,414
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	243,907	244,812
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.8% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	249,919
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,225,000	1,224,759
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	209,194
PFS Financing Corp., 2025-A, “A”, FLR, 4.293% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	692,000	692,654
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.812% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	175,291	174,923
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.762% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	952,880	954,808
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	310,760	310,582
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	716,000	715,593
RCKT Trust, 2025-1A, “A”, 4.9%, 7/25/2034 (n)	71,846	71,976
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	321,000	320,816
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	948,207	948,301
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	114,942	115,090
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2029	135,902	136,795
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.927%, 1/15/2052 (i)(n)	4,795,330	87,769
		$23,588,703
Auto & Auto Components – 0.1%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$626,702
Hyundai Capital America, 6.375%, 4/08/2030 (n)	736,000	772,580
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)(w)	643,000	644,625
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	404,000	403,503
		$2,447,410
Brokerage & Asset Managers – 0.6%
Carlyle Group, Inc., 5.05%, 9/19/2035	$970,000	$936,450
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	500,000	532,487
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	977,000	950,605
Charles Schwab Corp., 5.493% to 5/21/2036, FLR (SOFR - 1 day + 1.28%) to 5/21/2037	924,000	937,080
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	893,000	908,193
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	800,000	790,524
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	469,000	463,598
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	910,000	886,075
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	440,000	438,436
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,273,000	1,219,353
LPL Holdings, Inc., 5.65%, 3/15/2035	902,000	897,456
LSEGA Finance PLC, 2%, 4/06/2028 (n)	1,473,000	1,408,158
		$10,368,415
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$1,387,000	$1,378,889
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	565,000	564,784
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	516,000	517,216
Vulcan Materials Co., 3.5%, 6/01/2030	532,000	509,479
Vulcan Materials Co., 4.5%, 6/15/2047	419,000	356,502
Vulcan Materials Co., 5.7%, 12/01/2054	581,000	574,409
		$3,901,279
Business Services – 0.2%
Automatic Data Processing, Inc., 5%, 5/07/2036	$1,558,000	$1,553,824
Fiserv, Inc., 4.4%, 7/01/2049	682,000	523,221
Mastercard, Inc., 3.85%, 3/26/2050	977,000	758,881
Paychex, Inc., 5.1%, 4/15/2030	372,000	376,265
Paychex, Inc., 5.35%, 4/15/2032	429,000	434,600
		$3,646,791

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$444,000	$446,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		675,000	544,547
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055		263,000	248,987
Comcast Corp., 5.35%, 5/15/2053		1,175,000	1,040,446
United Group B.V., 6.25%, 1/31/2032 (n)	EUR	520,000	617,286
Videotron Ltd., 3.625%, 6/15/2029 (n)		$558,000	540,754
Videotron Ltd., 5.7%, 1/15/2035 (n)		898,000	908,355
			$4,347,287
Chemicals – 0.1%
Dangote Fertliser Ltd., 7.75%, 5/05/2031 (n)		$834,000	$846,769
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		705,000	726,652
			$1,573,421
Conglomerates – 0.4%
Eaton Corp. PLC, 4.5%, 3/06/2033		$794,000	$780,559
Eaton Corp. PLC, 4.8%, 3/06/2036		484,000	476,140
GE Vernova, Inc., 4.875%, 2/04/2036		819,000	807,198
nVent Finance S.à r.l., 5.65%, 5/15/2033		952,000	978,969
Regal Rexnord Corp., 6.05%, 4/15/2028		1,122,000	1,147,206
Regal Rexnord Corp., 6.3%, 2/15/2030		724,000	755,626
Regal Rexnord Corp., 6.4%, 4/15/2033		258,000	273,410
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,231,000	1,233,735
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		527,000	543,014
			$6,995,857
Consumer Products – 0.1%
Haleon US Capital LLC, 3.625%, 3/24/2032		$935,000	$878,491
L'Oréal S.A., 5%, 5/20/2035 (n)		662,000	668,651
Mattel, Inc., 3.75%, 4/01/2029 (n)		482,000	467,643
			$2,014,785
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034		$959,000	$999,702
Meituan, 4.5%, 5/05/2031 (n)		786,000	768,290
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)		200,000	197,164
Rentokil Terminix LLC, 5%, 4/28/2030 (n)		1,156,000	1,161,926
			$3,127,082
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$2,000,000	$1,920,240
Diversified Financial Services – 0.4%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		$1,323,000	$1,279,885
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		625,000	609,702
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		536,000	535,362
Blackstone Secured Lending Fund, 5.9%, 5/21/2031		381,000	377,116
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		536,000	533,904
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		939,000	935,026
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		403,000	407,412
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		714,000	726,021
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		669,000	673,317
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)		1,188,000	1,205,062
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		530,000	520,953
			$7,803,760
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$906,000	$933,827

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 3.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$772,891
Al Jawaher Assets Co. SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		803,000	789,681
Aloqabank JSC (Republic of Uzbekistan), 7.7%, 5/18/2031 (n)		427,000	424,398
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		1,002,000	976,668
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		640,000	648,284
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		306,000	302,689
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.2%, 5/06/2033 (n)		772,000	766,585
Banco do Brasil S.A. (Cayman Branch), 5.625%, 10/23/2031 (n)		732,000	727,974
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 6%, 5/14/2036 (n)		619,000	615,905
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,059,715
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	844,000	1,003,669
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028		1,054,000	1,182,522
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		515,000	592,617
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		$411,940	424,236
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		664,703	675,206
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		708,736	722,046
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		720,000	758,534
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	635,183
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		688,000	680,638
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		817,000	860,097
Comisión Ejecutiva Hidroeléctrica del Río Lempa (Republic of El Salvador), 8.65%, 1/24/2033 (n)		330,000	349,305
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		824,000	808,344
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,045,933
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		423,000	429,002
DAE Funding LLC (United Arab Emirates), 4.95%, 1/15/2033 (n)		700,000	674,506
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		735,000	709,922
Dhafra PV2 Energy Co. LLC (United Arab Emirates), 5.794%, 6/30/2053 (n)		816,000	810,822
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	804,705
Ecopetrol S.A. (Republic of Colombia), 8.875%, 1/13/2033		414,000	437,443
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		724,000	741,714
El Fondo Mivivienda S.A. (Republic of Peru), 5.4%, 3/31/2031 (n)		840,000	842,360
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		495,000	498,344
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		432,000	450,384
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	499,915
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	738,491
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	697,498
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		1,143,000	1,175,406
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		1,099,000	1,126,897
Export-Import Bank of India, 5%, 1/12/2036 (n)		1,048,000	1,034,312
Export-Import Bank of India, 5.75%, 1/12/2056 (n)		455,000	457,635
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		687,000	666,630
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,237,239
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		518,000	509,989
JSC National Co. Kazakhstan Temir Zholy, 5.25%, 4/29/2036 (n)		468,000	454,790
JSC National Co. QazaqGaz (Republic of Kazakhstan), 5.625%, 5/08/2036 (n)		695,000	681,317
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	433,753
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		1,287,000	1,295,493
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 1/29/2036 (n)		1,211,000	1,188,469
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	813,959
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	523,000	624,572
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$852,000	892,272
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	713,677
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		1,234,000	1,280,149
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	795,829
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		675,000	709,646
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		723,000	751,461
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		356,000	284,237
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		407,000	435,498
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.741%, 12/31/2164 (n)		879,000	870,539

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		$662,000	$652,641
Petroleos Mexicanos, 6.75%, 9/21/2047		1,119,000	942,064
Petroleos Mexicanos, 6.35%, 2/12/2048		1,147,000	929,520
Petroleos Mexicanos, 7.69%, 1/23/2050		1,582,000	1,447,600
Petroleos Mexicanos, 6.95%, 1/28/2060		739,000	612,346
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		1,199,000	1,222,284
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,187,000	1,224,798
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		580,000	608,018
PT Bank Mandiri Tbk (Republic of Indonesia), 5.25%, 4/10/2031		720,000	722,609
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		858,000	863,545
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		920,000	895,735
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,115,476
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		1,023,000	994,640
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		726,000	709,893
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	603,183
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)		1,019,000	1,047,388
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		507,000	500,625
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		510,000	507,773
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)		586,000	591,107
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		886,000	889,733
Turkiye Ihracat Kredi Bankasi A.S., 6.125%, 5/02/2029 (n)		415,000	409,725
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	709,834
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		336,000	361,411
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		324,000	314,942
			$62,468,885
Emerging Market Sovereign – 8.8%
Arab Republic of Egypt, 0%, 7/21/2026	EGP	40,650,000	$754,207
Arab Republic of Egypt, 5.875%, 2/16/2031		$1,366,000	1,331,277
Arab Republic of Egypt, 7.903%, 2/21/2048		776,000	694,118
Benin Sukuk S.A., 6.2%, 1/29/2033 (n)		433,000	419,643
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		522,000	583,518
Czech Republic, 4.9%, 4/14/2034	CZK	17,950,000	878,304
Democratic Socialist Republic of Sri Lanka, 4%, 4/15/2028 (n)		$179,212	171,951
Democratic Socialist Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		271,301	266,732
Democratic Socialist Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		1,630,525	1,500,529
Democratic Socialist Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		565,350	547,157
Democratic Socialist Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		498,971	485,502
Dominican Republic, 7.05%, 2/03/2031 (n)		1,196,000	1,258,491
Dominican Republic, 4.875%, 9/23/2032 (n)		839,000	797,260
Dominican Republic, 4.875%, 9/23/2032		824,000	783,006
Dominican Republic, 6%, 2/22/2033 (n)		610,000	611,830
Dominican Republic, 6.15%, 5/17/2038 (n)		755,000	743,675
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		1,109,000	1,115,355
Federal Republic of Nigeria, 0%, 6/09/2026	NGN	1,084,864,000	787,465
Federal Republic of Nigeria, 0%, 9/22/2026		1,132,434,000	774,728
Federal Republic of Nigeria, 7.875%, 2/16/2032		$704,000	743,916
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	617,944
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,596,784
Federal Republic of Nigeria, 8.631%, 1/13/2036 (n)		703,000	775,463
Federal Republic of Nigeria, 7.696%, 2/23/2038		595,000	616,106
Federal Republic of Nigeria, 9.13%, 1/13/2046 (n)		575,000	643,783
Federative Republic of Brazil, 10%, 1/01/2029	BRL	3,827,000	700,050
Federative Republic of Brazil, 10%, 1/01/2031		1,614,000	279,772
Federative Republic of Brazil, 6.625%, 3/15/2035		$684,000	705,204
Federative Republic of Brazil, 6.25%, 5/22/2036		846,000	838,386
Federative Republic of Brazil, 7.25%, 1/12/2056		474,000	473,526
Government of Mongolia, 5.95%, 3/09/2032 (n)		508,000	511,074
Government of Ukraine, 4%, 2/01/2032 (n)		2,512,960	2,055,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Government of Ukraine, 0%, 2/01/2034 (n)	$779,905	$414,612
Government of Ukraine, 4.5%, 2/01/2034 (n)	188,729	129,170
Government of Ukraine, 0%, 2/01/2035 (n)	217,038	125,158
Government of Ukraine, 4.5%, 2/01/2035 (n)	440,367	296,833
Government of Ukraine, 4.5%, 2/01/2036 (n)	629,096	417,378
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)	631,000	637,689
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)	672,000	683,433
Islamic Republic of Pakistan, 6.975%, 4/24/2029 (n)	842,000	827,670
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)	835,000	825,168
Kingdom of Saudi Arabia, 4.5%, 10/26/2046	1,446,000	1,209,321
Kingdom of Saudi Arabia, 4.625%, 10/04/2047	697,000	588,769
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)	736,000	479,818
Kingdom of Saudi Arabia, 5.875%, 1/12/2056 (n)	968,000	938,445
Oriental Republic of Uruguay, 5.442%, 2/14/2037	967,000	992,152
Oriental Republic of Uruguay, 4.975%, 4/20/2055	753,000	679,582
Oriental Republic of Uruguay, 5.25%, 9/10/2060	940,742	865,483
Republic of Angola, 9.244%, 1/15/2031 (n)	679,000	713,554
Republic of Angola, 8.75%, 4/14/2032 (n)	782,000	801,248
Republic of Angola, 9.375%, 3/31/2033 (n)	1,039,000	1,085,777
Republic of Angola, 9.875%, 3/31/2037 (n)	849,000	891,414
Republic of Angola, 9.375%, 5/08/2048	349,000	341,570
Republic of Angola, 9.125%, 11/26/2049	1,922,000	1,840,577
Republic of Argentina, 4.125%, 7/09/2035	4,145,000	3,189,577
Republic of Argentina, 5%, 1/09/2038	3,749,000	3,013,446
Republic of Argentina, 3.5%, 7/09/2041	4,236,000	3,030,858
Republic of Barbados, 8%, 6/26/2035 (n)	690,000	732,124
Republic of Benin, 7.96%, 2/13/2038 (n)	816,000	860,706
Republic of Benin, 8.375%, 1/23/2041 (n)	533,000	567,757
Republic of Chile, 5.65%, 1/13/2037	1,491,000	1,550,640
Republic of Colombia, 7.375%, 4/25/2030	605,000	629,932
Republic of Colombia, 6.125%, 1/21/2031	632,000	629,472
Republic of Colombia, 6.5%, 1/21/2033	894,000	882,825
Republic of Colombia, 7.75%, 11/07/2036	2,234,000	2,330,062
Republic of Congo, 8.75%, 4/16/2032 (n)	366,000	370,143
Republic of Congo, 9.5%, 4/16/2037 (n)	442,000	451,195
Republic of Costa Rica, 7%, 4/04/2044	272,000	294,043
Republic of Costa Rica, 7.158%, 3/12/2045	1,215,000	1,330,146
Republic of Costa Rica, 7.3%, 11/13/2054 (n)	1,185,000	1,323,657
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)	1,331,000	1,423,119
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)	1,350,000	1,469,555
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)	1,910,000	2,109,565
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)	623,000	597,084
Republic of Ecuador, 8.75%, 1/29/2034 (n)	1,086,000	1,100,661
Republic of Ecuador, 6.9%, 7/31/2035	3,195,789	2,936,131
Republic of Ecuador, 9.25%, 1/29/2039 (n)	1,394,000	1,433,729
Republic of Ecuador, 5%, 7/31/2040	1,806,000	1,512,525
Republic of El Salvador, 9.65%, 11/21/2054 (n)	294,000	329,971
Republic of Ghana, 5%, 7/03/2035 (n)	1,169,576	1,093,382
Republic of Guatemala, 3.7%, 10/07/2033	936,000	834,257
Republic of Guatemala, 6.6%, 6/13/2036 (n)	703,000	748,140
Republic of Guatemala, 6.25%, 8/15/2036 (n)	1,013,000	1,054,118
Republic of Guatemala, 6.55%, 2/06/2037 (n)	794,000	840,457
Republic of Guatemala, 6.875%, 8/15/2055 (n)	691,000	746,017
Republic of Honduras, 8.625%, 11/27/2034	788,000	894,380
Republic of Hungary, 5.375%, 9/26/2030 (n)	698,000	711,090
Republic of Hungary, 5.5%, 6/16/2034 (n)	1,509,000	1,529,334
Republic of Hungary, 6%, 9/26/2035 (n)	454,000	472,386
Republic of Hungary, 6%, 9/26/2035	2,123,000	2,208,977
Republic of Hungary, 5.5%, 3/26/2036 (n)	903,000	904,225

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 5.5%, 3/26/2036		$1,173,000	$1,174,591
Republic of Hungary, 6.25%, 9/23/2037	HUF	212,800,000	754,128
Republic of Hungary, 3%, 10/27/2038		183,000,000	476,531
Republic of Hungary, 6.75%, 9/23/2055 (n)		$1,396,000	1,495,569
Republic of Indonesia, 4.1%, 3/04/2034	EUR	515,000	589,718
Republic of Indonesia, 5.69%, 5/29/2036		$519,000	529,149
Republic of Indonesia, 4.46%, 3/04/2038	EUR	430,000	485,545
Republic of Montenegro, 4.875%, 4/01/2032 (n)		198,000	232,966
Republic of Panama, 5.227%, 2/23/2034		$895,000	885,602
Republic of Panama, 6.4%, 2/14/2035		906,000	959,771
Republic of Panama, 6.7%, 1/26/2036		336,000	362,880
Republic of Panama, 5.662%, 2/23/2038		746,000	745,254
Republic of Panama, 8%, 3/01/2038		952,000	1,119,076
Republic of Panama, 4.5%, 1/19/2063		1,037,000	794,394
Republic of Paraguay, 8.5%, 4/04/2038 (n)	PYG	6,685,000,000	1,051,077
Republic of Paraguay, 5.4%, 3/30/2050 (n)		$1,713,000	1,546,839
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	985,173
Republic of Peru, 6.9%, 8/12/2037	PEN	1,317,000	390,509
Republic of Philippines, 5%, 1/27/2036		$978,000	957,023
Republic of Poland, 4.625%, 4/14/2031		847,000	850,152
Republic of Poland, 5.125%, 9/18/2034		981,000	986,112
Republic of Poland, 5%, 10/25/2034	PLN	2,723,000	727,628
Republic of Poland, 5.375%, 2/12/2035		$1,349,000	1,370,314
Republic of Poland, 5.375%, 4/14/2036		1,156,000	1,159,140
Republic of Poland, 6.125%, 4/14/2056		1,926,000	1,926,512
Republic of Romania, 2%, 1/28/2032	EUR	625,000	630,614
Republic of Romania, 3.625%, 3/27/2032		$1,082,000	977,562
Republic of Romania, 4.625%, 3/04/2033 (n)	EUR	970,000	1,099,934
Republic of Romania, 7.5%, 7/27/2033	RON	2,380,000	547,203
Republic of Romania, 6.375%, 1/30/2034 (n)		$554,000	562,342
Republic of Romania, 3.75%, 2/07/2034 (n)	EUR	592,000	622,228
Republic of Romania, 6%, 5/25/2034 (n)		$928,000	922,694
Republic of Romania, 5.75%, 3/24/2035		1,220,000	1,180,859
Republic of Romania, 6.625%, 5/16/2036 (n)		1,680,000	1,717,793
Republic of Romania, 5.75%, 7/04/2036 (n)		1,074,000	1,024,497
Republic of Romania, 7.5%, 2/10/2037 (n)		610,000	658,622
Republic of Romania, 6.5%, 10/07/2045 (n)	EUR	446,000	521,694
Republic of Serbia, 6%, 6/12/2034 (n)		$1,397,000	1,434,136
Republic of Serbia, 5.5%, 5/06/2036 (n)		1,069,000	1,045,787
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,486,000	1,589,575
Republic of South Africa, 6.125%, 12/11/2037 (n)		1,159,000	1,137,286
Republic of South Africa, 6.5%, 2/28/2041	ZAR	15,218,000	749,590
Republic of South Africa, 8.75%, 1/31/2044		12,080,000	723,545
Republic of South Africa, 7.3%, 4/20/2052		$1,812,000	1,812,578
Republic of South Africa, 7.95%, 11/19/2054 (n)		1,529,000	1,629,012
Republic of South Africa, 7.25%, 12/11/2055 (n)		879,000	866,835
Republic of Suriname, 7.7%, 11/06/2030 (n)		336,000	346,080
Republic of Suriname, 8.5%, 11/06/2035 (n)		443,000	475,853
Republic of Turkey, 6.375%, 5/22/2031		738,000	731,872
Republic of Turkey, 5.875%, 6/26/2031		1,529,000	1,489,396
Republic of Turkey, 6.5%, 1/03/2035		592,000	572,644
Republic of Turkey, 6.95%, 9/16/2035		1,186,000	1,175,183
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,238,126
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	707,346
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,088,515
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	969,534
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)		771,000	828,453
Republic of Venezuela, 7.65%, 4/21/2027 (a)(d)		882,000	410,130
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		1,121,000	577,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)	$551,000	$311,315
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	4,085,000	1,899,525
Republic of Zambia, 5.75%, 6/30/2033	455,494	451,965
Sultanate of Oman, 6.5%, 3/08/2047	1,218,000	1,298,689
Sultanate of Oman, 6.75%, 1/17/2048	1,457,000	1,588,887
Sultanate of Oman, 7%, 1/25/2051	1,416,000	1,604,171
United Mexican States, 5.85%, 7/02/2032	1,166,000	1,171,189
United Mexican States, 5.375%, 3/22/2033	929,000	907,633
United Mexican States, 5.625%, 2/09/2034	1,401,000	1,374,157
United Mexican States, 5.625%, 9/22/2035	2,225,000	2,153,800
United Mexican States, 6.875%, 5/13/2037	703,000	734,494
United Mexican States, 6.625%, 1/29/2038	698,000	712,658
United Mexican States, 6.125%, 2/09/2038	1,030,000	1,009,915
United Mexican States, 6.338%, 5/04/2053	1,089,000	1,019,304
United Mexican States, 6.4%, 5/07/2054	578,000	540,372
United Mexican States, 6.75%, 2/09/2056	658,000	645,037
		$159,027,055
Energy - Independent – 0.3%
APA Corp., 6.1%, 2/15/2035	$212,000	$220,325
APA Corp., 6.75%, 2/15/2055	385,000	404,617
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)	488,000	497,597
Azule Energy Finance PLC, 8.625%, 1/22/2033 (n)	556,000	570,242
Occidental Petroleum Corp., 4.4%, 4/15/2046	625,000	515,869
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,174,000	1,059,989
Pioneer Natural Resources Co., 2.15%, 1/15/2031	501,000	451,088
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	633,000	689,578
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	321,000	324,843
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)	628,000	634,205
		$5,368,353
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$1,126,000	$721,428
Eni S.p.A., 6%, 5/18/2056 (n)	871,000	868,829
		$1,590,257
Entertainment & Leisure – 0.0%
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	$590,000	$595,177
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,041,000	$2,011,922
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,632,000	1,518,799
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	1,214,000	1,193,080
Flowers Foods, Inc., 5.75%, 3/15/2035	418,000	403,506
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	592,000	567,335
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	465,000	433,253
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	371,000	342,536
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	399,000	403,300
Kraft Heinz Foods Co., 4.875%, 10/01/2049	506,000	422,891
Kraft Heinz Foods Co., 5.5%, 6/01/2050	628,000	572,077
Mars, Inc., 4.55%, 4/20/2028 (n)	463,000	464,889
Mars, Inc., 4.75%, 4/20/2033 (n)	1,424,000	1,411,336
Mars, Inc., 3.95%, 4/01/2049 (n)	758,000	594,267
Mars, Inc., 5.7%, 5/01/2055 (n)	932,000	919,381
SYSCO Corp., 4.45%, 3/15/2048	640,000	522,569
		$11,781,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – 1.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$2,164,000	$2,130,282
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	989,000	1,015,590
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,588,165
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 12/31/2164 (n)	732,000	727,189
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	702,887
Goldman Sachs Group, Inc., 4.972% to 6/03/2031, FLR (SOFR - 1 day + 1.03%) to 6/03/2032 (w)	580,000	581,366
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	628,000	618,715
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	840,000	821,742
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	596,000	601,526
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	554,000	500,797
HSBC Holdings PLC, 5.208% to 5/12/2033, FLR (SOFR - 1 day + 1.32%) to 5/12/2034	528,000	527,074
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	650,000	643,104
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 12/31/2099	350,000	351,491
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	808,112
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,553,399
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	685,131
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	492,606
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	1,132,000	1,103,107
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,413,396
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	2,055,948
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	717,419
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	1,119,000	1,140,499
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	1,580,000	1,547,188
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,157,973
Toronto-Dominion Bank, 4.693%, 9/15/2027	552,000	554,830
UBS Group AG, 5.58%, 5/09/2036 (n)	2,681,000	2,733,207
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	1,759,000	1,313,374
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 12/31/2164 (n)	613,000	619,519
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	569,000	580,197
		$34,285,833
Hardware, Peripherals, & Assembly – 0.1%
Apple, Inc., 2.65%, 5/11/2050	$1,640,000	$1,015,630
Industrial – 0.2%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$664,000	$670,865
Jacobs Solutions, Inc., 5.375%, 3/03/2036	891,000	872,234
WSP Global, Inc., 5.039%, 9/18/2031 (n)	470,000	467,918
WSP Global, Inc., 5.714%, 9/18/2036 (n)	981,000	978,181
		$2,989,198
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$608,000	$572,196
Corebridge Financial, Inc., 4.35%, 4/05/2042	949,000	799,643
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	643,000	637,004
Lincoln National Corp., 5.852%, 3/15/2034	665,000	683,905
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	872,000	904,468
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	849,000	840,778
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	859,000	822,342
		$5,260,336
Insurance - Health – 0.2%
Elevance Health, Inc., 5.65%, 6/15/2054	$641,000	$616,051
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)	601,000	620,881
Humana, Inc., 5.375%, 4/15/2031	435,000	441,819
Humana, Inc., 5.55%, 5/01/2035	429,000	429,502
Humana, Inc., 4.95%, 10/01/2044	560,000	484,997
UnitedHealth Group, Inc., 2.3%, 5/15/2031	438,000	393,009
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	518,302

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.875%, 2/15/2053	$776,000	$778,970
		$4,283,531
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 4.85%, 5/07/2030	$273,000	$275,436
American International Group, Inc., 5.125%, 3/27/2033	1,059,000	1,070,957
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	612,000	661,933
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	864,000	946,064
Brown & Brown, Inc., 5.25%, 6/23/2032	261,000	261,734
Brown & Brown, Inc., 6.25%, 6/23/2055	154,000	154,596
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	390,000	364,720
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	387,000	399,085
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	888,000	938,166
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	451,000	454,354
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	431,000	268,303
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	430,000	408,690
Progressive Corp., 5.15%, 3/26/2036	658,000	658,327
		$6,862,365
International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 5.633%, 1/28/2038 (n)	$721,000	$719,122
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	1,470,000	1,510,703
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,421,000	1,257,072
		$3,486,897
International Market Sovereign – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,715,000	$3,724,808
State of Israel, 5%, 1/13/2036	575,000	561,458
State of Israel, 5.875%, 1/13/2056	3,608,000	3,491,329
		$7,777,595
Local Authorities – 0.1%
City of Buenos Aires, 7.8%, 11/26/2033 (n)	$453,000	$467,736
Province of Córdoba, 8.6%, 2/03/2035 (n)	740,000	716,875
Republic of Argentina, 8.1%, 12/11/2034 (n)	666,000	656,010
		$1,840,621
Machinery & Tools – 0.1%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$406,509
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	853,308
CNH Industrial Capital LLC, 5.5%, 1/12/2029	665,000	678,896
		$1,938,713
Media – 0.2%
Prosus N.V., 4.193%, 1/19/2032 (n)	$625,000	$598,580
Prosus N.V., 4.027%, 8/03/2050 (n)	852,000	597,342
Walt Disney Co., 3.5%, 5/13/2040	885,000	727,119
Walt Disney Co., 3.8%, 5/13/2060	561,000	405,897
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	588,000	559,815
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	781,000	740,866
		$3,629,619
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,224,000	$2,213,164
Baxter International, Inc., 4.9%, 12/15/2030	255,000	252,993
Baxter International, Inc., 5.65%, 12/15/2035	360,000	356,639
CommonSpirit Health, 5.662%, 9/01/2055	475,000	457,584
HCA, Inc., 4.9%, 11/15/2035	311,000	301,009
HCA, Inc., 5.7%, 11/15/2055	541,000	508,357

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ICON Investments Six DAC, 5.809%, 5/08/2027	$1,724,000	$1,737,897
Marin General Hospital, 7.242%, 8/01/2045	839,000	894,527
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	466,000	473,971
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	1,053,000	1,036,818
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	606,972
		$8,839,931
Medical Equipment – 0.2%
Abbott Laboratories, 4.65%, 3/15/2036	$1,173,000	$1,140,051
Augusta SpinCo Corp., 4.945%, 3/23/2033	445,000	443,631
Augusta SpinCo Corp., 5.245%, 3/23/2036	489,000	488,825
Danaher Corp., 2.6%, 10/01/2050	1,323,000	797,781
Stryker Corp., 4.625%, 9/11/2034	1,207,000	1,180,438
		$4,050,726
Metals & Mining – 0.2%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$329,000	$344,779
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)	63,000	61,696
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	1,119,000	1,163,153
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	175,000	177,340
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	1,208,961	1,220,675
		$2,967,643
Midstream – 0.6%
Cheniere Energy Partners LP, 5.55%, 10/30/2035	$767,000	$782,539
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (n)(w)	444,000	444,036
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	313,000	313,605
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	781,000	832,422
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	263,000	279,957
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,216,000	1,162,024
Energy Transfer LP, 4%, 10/01/2027	600,000	597,432
Energy Transfer LP, 5.95%, 5/15/2054	900,000	868,743
Enterprise Products Operating LLC, 4.85%, 1/31/2034	958,000	956,573
Esentia Energy Development S.A.B. de C.V., 6.125%, 7/30/2033 (n)	830,000	828,755
Esentia Energy Development S.A.B. de C.V., 6.5%, 7/30/2038 (n)	696,000	687,648
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	376,116	366,800
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	597,000	522,348
Plains All American Pipeline LP, 5.95%, 6/15/2035	1,317,000	1,362,096
Plains All American Pipeline LP, 5.6%, 1/15/2036	485,000	488,754
Targa Resources Corp., 4.95%, 4/15/2052	1,424,000	1,226,044
		$11,719,776
Mortgage-Backed – 6.5%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,631,861	$1,529,178
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	2,364,664	2,221,632
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	714,478	649,230
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	215,087	13,931
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	27,396	28,657
Fannie Mae, 3%, 2/25/2033 (i)	305,133	19,244
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,492,381	1,529,910
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	1,985,203	2,002,836
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	991,242	982,312
Fannie Mae, 4.177%, 4/25/2034 - 11/25/2046	749,268	742,133
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	73,669	76,688
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	2,699,276	2,606,407
Fannie Mae, 1%, 3/25/2041	193,340	170,272
Fannie Mae, 4.077%, 3/25/2041	26,894	26,801
Fannie Mae, 2.25%, 4/25/2041	310,720	299,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.227%, 7/25/2041	$30,650	$30,438
Fannie Mae, 2%, 8/25/2044	150,546	140,752
Fannie Mae, 4.027%, 12/25/2045	75,941	74,950
Fannie Mae, 2%, 9/25/2050 (i)	271,659	35,661
Fannie Mae, 4%, 9/25/2050 (i)	396,905	76,000
Fannie Mae, 2.5%, 2/25/2051 (i)	175,540	24,274
Fannie Mae, 5.062%, 11/25/2053 - 11/25/2054	922,691	936,016
Fannie Mae, 5.612%, 11/25/2053	355,234	366,798
Fannie Mae, 4.512%, 12/25/2053	141,328	142,184
Fannie Mae, 6.612%, 7/25/2054	368,082	381,625
Fannie Mae, 4.762%, 10/25/2054	416,795	418,964
Fannie Mae, 4.962%, 11/25/2054	869,642	878,031
Fannie Mae, 4.612%, 12/25/2054	760,682	766,251
Fannie Mae, 5.012%, 12/25/2054	852,649	862,134
Fannie Mae, 5.112%, 12/25/2054	923,813	934,920
Fannie Mae, 4.912%, 1/25/2055	757,368	763,874
Fannie Mae, 6.052%, 3/25/2055	515,212	517,109
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	8,210,693	7,010,526
Fannie Mae, UMBS, 4.5%, 10/01/2037 - 9/01/2052	4,163,782	4,121,255
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 5/01/2053	1,184,722	1,202,461
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,777,246	1,362,161
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	3,248,007	2,662,971
Fannie Mae, UMBS, 3.5%, 5/01/2049	332,081	308,818
Fannie Mae, UMBS, 3%, 8/01/2050 - 8/01/2052	3,692,817	3,242,943
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	662,001	627,299
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	1,973,887	1,953,888
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 1/01/2054	493,508	513,016
Fannie Mae, UMBS, 6%, 9/01/2053 - 11/01/2054	2,388,579	2,450,559
Freddie Mac, 1.373%, 3/25/2027 (i)	2,188,000	19,557
Freddie Mac, 0.559%, 7/25/2027 (i)	42,080,328	196,439
Freddie Mac, 0.401%, 8/25/2027 (i)	31,278,624	134,833
Freddie Mac, 0.355%, 12/25/2027 (i)	200,119	1,033
Freddie Mac, 0.294%, 1/25/2028 (i)	56,926,353	245,125
Freddie Mac, 0.3%, 1/25/2028 (i)	23,884,552	104,220
Freddie Mac, 0.114%, 2/25/2028 (i)	70,016,701	156,753
Freddie Mac, 0.102%, 4/25/2028 (i)	46,877,470	112,506
Freddie Mac, 0.424%, 10/25/2028 (i)	6,090,045	59,056
Freddie Mac, 0.415%, 5/25/2029 (i)	6,532,760	76,363
Freddie Mac, 0.816%, 7/25/2029 (i)	4,906,286	117,387
Freddie Mac, 1.08%, 7/25/2029 (i)	7,773,339	229,411
Freddie Mac, 1.133%, 8/25/2029 (i)	13,739,405	439,554
Freddie Mac, 0.57%, 1/25/2030 (i)	2,645,208	50,422
Freddie Mac, 1.313%, 1/25/2030 (i)	4,029,327	167,197
Freddie Mac, 1.797%, 4/25/2030 (i)	3,344,437	210,535
Freddie Mac, 1.839%, 4/25/2030 (i)	8,166,315	522,343
Freddie Mac, 1.666%, 5/25/2030 (i)	4,373,949	267,127
Freddie Mac, 1.798%, 5/25/2030 (i)	9,928,903	639,125
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	518,960	533,503
Freddie Mac, 1.107%, 6/25/2030 (i)	3,048,220	116,031
Freddie Mac, 1.34%, 6/25/2030 (i)	3,957,955	191,905
Freddie Mac, 1.597%, 8/25/2030 (i)	3,506,241	208,315
Freddie Mac, 1.168%, 9/25/2030 (i)	2,193,674	98,595
Freddie Mac, 0.316%, 1/25/2031 (i)	12,538,554	141,261
Freddie Mac, 0.779%, 1/25/2031 (i)	4,987,462	167,060
Freddie Mac, 0.356%, 2/25/2031 (i)	2,871,045	53,518
Freddie Mac, 1.215%, 7/25/2031 (i)	3,953,830	220,142
Freddie Mac, 0.854%, 9/25/2031 (i)	5,826,990	230,730
Freddie Mac, 0.32%, 6/25/2032 (i)	17,860,106	324,345
Freddie Mac, 4.107%, 10/15/2032	22,286	22,276

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.154%, 11/25/2032 (i)	$11,453,817	$133,578
Freddie Mac, 0.266%, 5/25/2033 (i)	2,600,000	50,550
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	2,812,033	2,667,978
Freddie Mac, 0.129%, 8/25/2033 (i)	12,475,897	141,751
Freddie Mac, 0.177%, 10/25/2033 (i)	11,781,459	179,335
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	976,478	986,211
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	317,549	329,296
Freddie Mac, 0.905%, 9/25/2034 (i)	1,508,629	98,778
Freddie Mac, 0.056%, 1/25/2035 (i)	17,854,931	153,535
Freddie Mac, 0.246%, 1/25/2035 (i)	6,569,974	141,921
Freddie Mac, 3.957%, 4/15/2035	12,258	12,182
Freddie Mac, 5.5%, 2/15/2036 (i)	90,407	13,611
Freddie Mac, 6.5%, 5/01/2037	3,348	3,502
Freddie Mac, 4%, 8/01/2037 - 4/15/2044	1,393,131	1,359,639
Freddie Mac, 4.457%, 5/15/2039	25,550	25,572
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	554,780	549,754
Freddie Mac, 3%, 7/15/2039 - 10/01/2046	2,393,489	2,174,316
Freddie Mac, 4.5%, 12/15/2040 (i)	12,069	1,105
Freddie Mac, 4.157%, 8/15/2046	40,505	40,038
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	1,459,554	235,661
Freddie Mac, 3%, 10/25/2052 (i)	160,827	25,776
Freddie Mac, 4.812%, 9/25/2053	877,262	887,614
Freddie Mac, 5.062%, 10/25/2053	669,982	684,561
Freddie Mac, 5.842%, 12/25/2053	478,348	479,945
Freddie Mac, 4.912%, 1/25/2054 - 12/25/2054	893,532	903,402
Freddie Mac, 4.712%, 9/25/2054	737,115	743,373
Freddie Mac, 5.112%, 12/25/2054	1,060,752	1,073,887
Freddie Mac, 6.062%, 1/25/2055	313,041	315,998
Freddie Mac, 7.562%, 9/25/2055	90,017	93,561
Freddie Mac, 2.343%, 8/15/2057 (i)	283,481	34,589
Freddie Mac, 3.25%, 11/25/2061	693,707	640,973
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	1,732,796	1,484,391
Freddie Mac, UMBS, 2%, 2/01/2042 - 2/01/2052	3,660,829	2,984,302
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,404,383	2,136,342
Freddie Mac, UMBS, 1.5%, 11/01/2051	33,144	25,329
Freddie Mac, UMBS, 3.5%, 5/01/2052	118,647	108,964
Freddie Mac, UMBS, 4%, 5/01/2052	540,157	510,297
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	1,315,110	1,343,797
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	682,647	691,949
Freddie Mac, UMBS, 6.5%, 11/01/2054	345,765	361,372
Freddie Mac, UMBS, 5%, 3/01/2056	900,000	885,896
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	835,396	104,840
Ginnie Mae, 5.5%, 5/15/2033 - 2/20/2053	2,382,016	2,412,327
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2052	4,234,970	4,136,938
Ginnie Mae, 5.649%, 8/20/2034	177,493	179,877
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	849,342	812,778
Ginnie Mae, 5%, 8/20/2039 - 1/20/2053	931,146	929,240
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	261,318	35,011
Ginnie Mae, 3.817%, 9/20/2041	930,242	904,573
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	2,103,692	1,972,459
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,240,777	2,780,866
Ginnie Mae, 3%, 4/20/2045 - 9/20/2047	1,544,547	1,391,374
Ginnie Mae, 2.5%, 2/20/2051 (i)	326,926	44,089
Ginnie Mae, 2%, 3/20/2052	147,610	121,132
Ginnie Mae, 4.625%, 8/20/2053 - 12/20/2064	2,159,326	2,168,629
Ginnie Mae, 4.875%, 8/20/2053 - 4/20/2055	1,226,917	1,236,611
Ginnie Mae, 4.975%, 9/20/2053 - 10/20/2053	1,749,650	1,773,335
Ginnie Mae, 5.025%, 9/20/2053	946,305	961,361
Ginnie Mae, 4.925%, 10/20/2053	883,356	895,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.275%, 11/20/2053	$634,986	$634,564
Ginnie Mae, 4.725%, 11/20/2053 - 2/20/2054	2,362,779	2,385,327
Ginnie Mae, 4.825%, 12/20/2053 - 4/20/2064	3,776,933	3,807,118
Ginnie Mae, 4.675%, 2/20/2054 - 10/20/2054	1,304,462	1,312,054
Ginnie Mae, 4.575%, 3/20/2054	167,482	168,289
Ginnie Mae, 7.575%, 5/20/2055	190,697	195,282
Ginnie Mae, 6.137%, 6/20/2055	535,609	538,150
Ginnie Mae, 6.212%, 6/20/2055	270,148	259,483
Ginnie Mae, 1.725%, 7/20/2055 (i)	349,961	16,747
Ginnie Mae, 6%, 11/20/2055	371,247	380,714
Ginnie Mae, 4.355%, 2/20/2056	284,548	284,442
Ginnie Mae, 2.09%, 12/20/2062 (i)	471,044	21,117
Ginnie Mae, 4.775%, 3/20/2064	139,574	140,857
Ginnie Mae, 4.455%, 7/20/2064	70,739	70,916
Ginnie Mae, 4.425%, 8/20/2065 - 2/20/2066	1,277,627	1,273,102
Ginnie Mae, 4.475%, 9/20/2065	624,597	625,410
Ginnie Mae, 4.525%, 10/20/2066	93,319	93,672
Ginnie Mae, 4.545%, 10/20/2066	206,438	207,357
Ginnie Mae, 4.541%, 1/20/2067	209,857	210,910
Ginnie Mae, 4.391%, 2/20/2067	173,758	174,283
Ginnie Mae, 4.505%, 3/20/2067	399,285	400,675
Ginnie Mae, 4.075%, 5/20/2067	820,916	820,704
Ginnie Mae, 5.281%, 7/20/2067	480,302	484,182
Ginnie Mae, 4.225%, 11/20/2067	143,839	143,573
Ginnie Mae, 4.298%, 4/20/2068	745,743	746,711
UMBS, TBA, 5.5%, 6/11/2056	2,500,000	2,511,034
		$118,243,219
Municipals – 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$560,000	$494,154
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	830,000	853,470
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	630,000	666,402
		$2,014,026
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$1,063,000	$1,111,098
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$1,059,000	$1,064,630
Non-Global Systemically Important Banks – 1.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$1,421,000	$1,481,229
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)	829,000	850,968
Banco Internacional del Peru S.A.A. (Interbank), 4.8%, 7/15/2031 (n)	915,000	898,658
Banco Santander Chile, 4.55%, 11/20/2030 (n)	725,000	715,938
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030 (n)	1,132,000	1,120,515
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,165,952
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	1,229,000	1,215,877
Bank Hapoalim B.M., 5.252%, 1/14/2033 (n)	685,000	683,299
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	476,000	510,977
BBVA Mexico S.A. (CoCo), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	393,029
BBVA Mexico S.A. Institucion de Banca Multiple Grupo, 5.4%, 6/03/2031 (n)(w)	832,000	832,691
BBVA Mexico S.A. Institucion de Banca Multiple Grupo, 7.625%, 2/11/2035 (n)	485,000	503,066
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	1,234,000	1,347,674
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	785,054
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	1,039,194
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	1,091,000	1,100,165
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	1,059,000	1,070,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	$484,000	$482,757
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)	809,000	819,922
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,047,563
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	269,000	285,704
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	494,000	491,228
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	588,000	590,293
Mizrahi Tefahot Bank Ltd., 5.837%, 4/15/2036 (n)	757,000	766,232
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,751,669
Nationwide Building Society, 4.351%, 9/30/2030 (n)	819,000	806,883
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	426,000	433,981
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	1,837,000	1,821,634
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	1,561,000	1,568,866
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	686,000	689,977
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	698,000	720,785
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	292,000	299,376
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	816,886
		$29,108,892
Pharmaceuticals & Biotechnology – 0.4%
AbbVie, Inc., 4.75%, 3/15/2036	$448,000	$439,070
AbbVie, Inc., 5.35%, 3/15/2044	1,232,000	1,206,110
AbbVie, Inc., 5.4%, 3/15/2054	468,000	450,932
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)	751,000	758,123
Eli Lilly & Co., 4.7%, 2/09/2034	1,560,000	1,554,919
Eli Lilly & Co., 5.5%, 2/12/2055	272,000	269,891
Merck & Co., Inc., 4.75%, 12/04/2035	901,000	884,439
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	324,000	304,095
Pfizer, Inc., 2.55%, 5/28/2040	826,000	601,945
		$6,469,524
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)(z)	$488,000	$111,020
Railroads – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,172,000	$1,089,832
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	538,000	523,134
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,543,000	1,007,958
		$2,620,924
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$1,401,000	$1,395,085
Real Estate - Other – 0.0%
Prologis LP, REIT, 5.125%, 1/15/2034	$661,000	$668,282
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$745,000	$767,444
Realty Income Corp., REIT, 5.375%, 9/01/2054	1,145,000	1,105,212
STORE Capital Corp., REIT, 4.625%, 3/15/2029	325,000	322,067
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,205,000	1,087,113
		$3,281,836
Real Estate - Storage & Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$637,000	$634,218
COPT Defense Properties, REIT, 2%, 1/15/2029	641,000	599,914
COPT Defense Properties, REIT, 2.75%, 4/15/2031	363,000	329,360
Highwoods Realty LP, 5.35%, 1/15/2033	1,139,000	1,133,547
		$2,697,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Refining – 0.0%
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	$1,517,000	$868,482
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$817,000	$603,149
Amazon.com, Inc., 5.65%, 3/13/2046	1,113,000	1,111,510
DICK'S Sporting Goods, 4.1%, 1/15/2052	967,000	698,785
Home Depot, Inc., 3.9%, 6/15/2047	1,234,000	963,105
		$3,376,549
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 5.05%, 7/12/2029	$502,000	$510,757
Broadcom, Inc., 5.2%, 7/15/2035	771,000	775,616
Broadcom, Inc., 4.8%, 2/15/2036	576,000	560,781
Broadcom, Inc., 5.7%, 1/15/2056	605,000	603,677
Intel Corp., 5.7%, 2/10/2053	488,000	463,744
		$2,914,575
Software – 0.4%
Kaspi.kz JSC, 6.25%, 3/26/2030 (n)	$1,064,000	$1,077,181
Microsoft Corp., 2.525%, 6/01/2050	1,429,000	860,894
Microsoft Corp., 2.5%, 9/15/2050	1,594,000	950,709
Oracle Corp., 4.95%, 2/04/2031	726,000	713,909
Oracle Corp., 4.8%, 9/26/2032	273,000	262,329
Oracle Corp., 5.35%, 5/04/2033	929,000	914,399
Oracle Corp., 5.7%, 2/04/2036	576,000	565,905
Oracle Corp., 4%, 7/15/2046	598,000	415,957
Salesforce, Inc., 4.9%, 9/15/2031	579,000	579,318
Salesforce, Inc., 5.55%, 3/15/2036	668,000	672,780
		$7,013,381
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$384,000	$360,852
Supranational – 0.1%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 12/31/2164	$821,000	$804,528
Corporación Andina de Fomento, 6.75%, 12/31/2164 (n)	613,000	634,639
		$1,439,167
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.2%, 2/15/2029	$541,000	$549,688
American Tower Corp., 5.45%, 2/15/2034	905,000	923,298
American Tower Corp., 3.7%, 10/15/2049	325,000	238,223
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,215,000	950,227
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	544,000	543,783
HTA Group Ltd./Mauritius, 6.75%, 4/01/2031 (n)	453,000	460,099
Rogers Communications, Inc., 4.5%, 3/15/2042	779,000	664,406
T-Mobile USA, Inc., 5.05%, 7/15/2033	701,000	705,583
T-Mobile USA, Inc., 5.75%, 1/15/2054	427,000	413,563
Veon Midco B.V., 6.95%, 6/01/2031 (n)(w)	434,000	433,959
Veon Midco B.V., 7.45%, 6/01/2033 (n)(w)	311,000	311,257
Vodafone Group PLC, 5.625%, 2/10/2053	952,000	899,961
		$7,094,047
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$811,000	$860,339
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	1,013,000	1,036,201
		$1,896,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation & Logistics – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$865,000	$768,310
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)	632,000	655,485
Corporación Quiport S.A. (Republic of Ecuador), 9%, 12/15/2037 (n)	323,000	351,210
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	1,366,000	1,418,436
ERAC USA Finance LLC, 4.7%, 4/30/2031 (n)	666,000	663,950
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)	494,000	493,758
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	767,842
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)	447,000	451,475
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)	543,000	538,428
		$6,108,894
Travel, Gaming, & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$719,402
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	1,257,000	1,242,387
Las Vegas Sands Corp., 5.9%, 6/01/2027	297,000	300,601
Las Vegas Sands Corp., 5.3%, 5/15/2031	329,000	329,227
Las Vegas Sands Corp., 6.2%, 8/15/2034	594,000	614,372
Marriott International, Inc., 2.85%, 4/15/2031	646,000	593,178
Marriott International, Inc., 3.5%, 10/15/2032	347,000	320,178
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	1,041,744
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	686,988
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	707,000	708,764
		$6,556,841
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$4,555	$4,570
Small Business Administration, 2.21%, 2/01/2033	46,090	43,191
Small Business Administration, 2.22%, 3/01/2033	81,951	76,456
Small Business Administration, 3.15%, 7/01/2033	92,129	88,333
Small Business Administration, 3.16%, 8/01/2033	115,687	110,490
Small Business Administration, 3.62%, 9/01/2033	77,646	75,435
		$398,475
U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$109,039
U.S. Treasury Bonds, 2.375%, 2/15/2042	5,989,000	4,344,832
U.S. Treasury Bonds, 3.25%, 5/15/2042	1,714,000	1,404,810
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,229,465
U.S. Treasury Bonds, 4.75%, 11/15/2043	2,027,000	1,985,035
U.S. Treasury Bonds, 4.75%, 2/15/2045	5,301,000	5,161,642
U.S. Treasury Bonds, 5%, 5/15/2045	2,193,000	2,201,823
U.S. Treasury Bonds, 4.875%, 8/15/2045	402,000	396,959
U.S. Treasury Bonds, 4.625%, 2/15/2046	547,000	522,385
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	2,136,000	1,548,850
U.S. Treasury Bonds, 4.75%, 2/15/2056	545,000	525,244
U.S. Treasury Bonds, 5%, 5/15/2056	2,538,000	2,545,535
U.S. Treasury Notes, 3.5%, 10/31/2027	1,201,000	1,193,259
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	8,375,000	8,319,385
U.S. Treasury Notes, 2.375%, 5/15/2029	6,034,500	5,755,404
U.S. Treasury Notes, 4.5%, 5/31/2029	2,740,000	2,773,501
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,628,706
U.S. Treasury Notes, 4.625%, 4/30/2031	2,748,000	2,805,536
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,385,794
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,618,164
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)	7,333,000	6,740,345
U.S. Treasury Notes, 4.25%, 8/15/2035	1,464,000	1,445,986
U.S. Treasury Notes, TIPS, 1.25%, 4/15/2031	4,388,403	4,317,247
		$74,958,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – 1.6%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$1,362,000	$1,256,041
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)	1,984,375	1,806,786
AEP Texas, Inc., 5.7%, 5/15/2034	1,043,000	1,078,310
AEP Transmission Co. LLC, 5.375%, 6/15/2035	384,000	391,102
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	970,403
AES Andes S.A., 6.25%, 3/14/2032 (n)	456,000	468,211
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)	434,000	454,489
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,011,272	796,986
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	475,000	475,021
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	272,614
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	292,000	277,392
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	300,000	250,558
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)	726,534	706,772
Colbun S.A., 5.375%, 9/11/2035 (n)	856,000	843,602
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)	612,000	622,710
Cox Asset Mexico S.A. de C.V., 7.75%, 5/08/2036 (n)	440,000	453,200
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	695,000	632,691
Duke Energy Florida LLC, 3.4%, 10/01/2046	388,000	280,214
Duke Energy Florida LLC, 6.2%, 11/15/2053	791,000	836,771
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	1,023,000	1,225,193
Energuate Trust, 6.35%, 9/15/2035 (n)	795,000	792,581
Eversource Energy, 4.45%, 12/15/2030	413,000	406,595
Eversource Energy, 5.5%, 1/01/2034	541,000	550,661
FirstEnergy Corp., 2.65%, 3/01/2030	932,000	863,690
Florida Power & Light Co., 3.95%, 3/01/2048	1,811,000	1,428,242
Georgia Power Co., 4.7%, 5/15/2032	434,000	434,433
Georgia Power Co., 5.125%, 5/15/2052	759,000	702,388
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	1,114,000	999,269
MidAmerican Energy Co., 5.85%, 9/15/2054	806,000	817,926
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	586,000	518,416
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	705,000	708,489
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035	673,000	688,401
Pacific Gas & Electric Co., 2.5%, 2/01/2031	274,000	245,964
Pacific Gas & Electric Co., 4%, 12/01/2046	503,000	374,731
PSEG Power LLC, 5.2%, 5/15/2030 (n)	863,000	875,594
PSEG Power LLC, 5.75%, 5/15/2035 (n)	670,000	684,923
Public Service Electric & Gas Co., 5.5%, 3/01/2055	518,000	504,003
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	595,000	646,099
Sociedad Transmisora Metropolitana S.p.A., 6.385%, 12/15/2055 (n)	519,000	526,007
Southern California Edison Co., 4.5%, 9/01/2040	289,000	248,753
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)	365,000	374,727
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	851,000	836,165
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	851,000	832,134
Xcel Energy, Inc., 4.6%, 6/01/2032	646,000	635,412
		$29,794,669
Utilities - Gas – 0.2%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$307,000	$300,416
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	1,083,000	1,068,618
Spire, Inc., 4.6%, 9/01/2031	1,279,000	1,263,964
Spire, Inc., 6.25%, 6/01/2056	913,000	912,307
		$3,545,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)	$693,000	$578,309
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	927,092
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)	616,000	593,569
		$2,098,970
Total Bonds		$736,284,556
Common Stocks – 35.2%
Aerospace & Defense – 0.5%
General Dynamics Corp.	14,663	$5,085,422
Leidos Holdings, Inc.	23,877	3,051,480
		$8,136,902
Alcoholic Beverages – 0.6%
Ambev S.A.	3,480,700	$11,260,672
Apparel, Footwear, & Accessories – 0.3%
Chow Tai Fook Jewellery Group	902,200	$1,265,191
Compagnie Financiere Richemont S.A.	6,459	1,397,636
LVMH Moet Hennessy Louis Vuitton SE	4,143	2,285,965
		$4,948,792
Auto & Auto Components – 0.3%
Compagnie Generale des Etablissements Michelin	110,195	$4,050,026
PT Astra International Tbk	7,175,500	2,007,694
		$6,057,720
Brokerage & Asset Managers – 0.7%
Northern Trust Corp.	81,187	$13,432,389
Business Services – 0.5%
Accenture PLC, “A”	16,238	$3,037,643
Cognizant Technology Solutions Corp., “A”	22,861	1,274,615
Otsuka Corp.	67,200	1,218,980
Tata Consultancy Services Ltd.	71,513	1,700,428
Verisk Analytics, Inc., “A”	5,621	983,619
		$8,215,285
Conglomerates – 0.2%
SK Square Co. Ltd.	4,335	$3,546,818
Construction – 1.8%
American Homes 4 Rent LP, REIT	90,210	$2,893,937
Anhui Conch Cement Co. Ltd.	692,500	1,681,567
Compagnie de Saint-Gobain S.A.	32,353	2,953,262
Equity Lifestyle Properties, Inc., REIT	63,220	3,905,099
Equity Residential, REIT	98,671	6,458,017
Essex Property Trust, Inc., REIT	24,976	6,809,457
Mid-America Apartment Communities, Inc., REIT	46,809	6,041,638
Midea Group Co. Ltd., “A”	155,000	1,851,467
		$32,594,444
Consumer Products – 1.1%
Colgate-Palmolive Co.	135,847	$12,243,890
Kimberly-Clark Corp.	72,070	7,034,032
		$19,277,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.1%
Localiza Rent a Car S.A.	104,200	$867,963
Containers – 0.1%
Smurfit Westrock PLC	26,656	$1,096,894
Diversified Financial Services – 0.1%
CME Group, Inc.	4,384	$1,199,199
Energy - Independent – 2.5%
Cenovus Energy, Inc.	46,784	$1,291,553
Chevron Corp.	12,600	2,298,996
ConocoPhillips	30,135	3,434,787
Eni S.p.A.	339,990	8,934,594
Exxon Mobil Corp.	12,723	1,848,143
PetroChina Co. Ltd.	4,708,000	6,542,143
Suncor Energy, Inc.	112,687	7,043,295
TotalEnergies SE	67,623	5,929,858
Valero Energy Corp.	15,759	3,858,118
Woodside Energy Group Ltd.	219,276	4,832,158
		$46,013,645
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	61,599	$2,644,629
Entertainment & Leisure – 0.9%
Brunswick Corp.	71,772	$6,011,623
Lamar Advertising Co., REIT	42,139	6,424,512
NetEase, Inc.	146,800	3,635,861
		$16,071,996
Food & Beverages – 0.5%
General Mills, Inc.	85,552	$2,892,513
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	221,400	880,556
Nomad Foods Ltd.	122,935	1,246,561
PepsiCo, Inc.	18,529	2,671,696
WH Group Ltd.	1,707,500	1,971,810
		$9,663,136
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	107,399	$1,676,498
Tesco PLC	1,645,883	9,535,429
		$11,211,927
Global Systemically Important Banks – 1.1%
BNP Paribas S.A.	71,850	$7,789,753
China Construction Bank Corp.	7,866,000	8,521,525
ING Groep N.V.	93,249	2,904,042
		$19,215,320
Hardware, Peripherals, & Assembly – 1.1%
Hon Hai Precision Industry Co. Ltd.	916,000	$8,450,751
Lenovo Group Ltd.	780,000	2,388,700
Seagate Technology Holdings PLC	9,227	8,117,914
		$18,957,365
Health Maintenance Organizations – 0.6%
Cigna Group	41,307	$11,458,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.2%
DB Insurance Co. Ltd.	9,168	$870,565
Hartford Insurance Group, Inc.	26,912	3,421,323
Lincoln National Corp.	48,350	1,706,271
Manulife Financial Corp.	118,033	4,514,474
MetLife, Inc.	63,545	5,254,536
Sompo Holdings, Inc.	112,600	4,212,293
Zurich Insurance Group AG	2,495	1,780,430
		$21,759,892
Machinery & Tools – 0.4%
AGCO Corp.	17,804	$1,999,033
Finning International, Inc.	21,782	1,645,204
GEA Group AG	25,121	1,624,748
Wabtec Corp.	9,713	2,536,647
		$7,805,632
Media – 0.2%
Omnicom Group, Inc.	46,373	$3,371,781
Medical & Health Technology & Services – 1.4%
Healthcare Realty Trust, Inc., REIT	292,841	$5,833,393
Healthpeak Properties, Inc., REIT	351,562	6,732,412
Ventas, Inc., REIT	148,856	12,566,424
		$25,132,229
Medical Equipment – 0.1%
Medtronic PLC	29,425	$2,171,859
Metals & Mining – 1.1%
Rio Tinto PLC	66,883	$7,176,884
Toyota Tsusho Corp.	286,100	12,448,893
		$19,625,777
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	566,389	$7,367,333
Non-Global Systemically Important Banks – 0.7%
AIB Group PLC	132,040	$1,555,516
Banca Mediolanum S.p.A.	49,519	1,144,205
DBS Group Holdings Ltd.	28,440	1,400,329
Grupo Financiero Banorte S.A. de C.V.	133,306	1,390,113
M&T Bank Corp.	9,621	2,079,194
Popular, Inc.	21,585	3,206,020
Regions Financial Corp.	52,277	1,463,756
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$12,239,133
Oil Services – 0.3%
Tenaris S.A.	170,327	$5,183,285
Pharmaceuticals & Biotechnology – 2.7%
AbbVie, Inc.	37,190	$8,097,007
Johnson & Johnson	63,721	14,358,253
Novartis AG	62,826	9,483,261
Pfizer, Inc.	536,117	14,035,543
Sanofi S.A.	41,590	3,652,361
		$49,626,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.0%
Acadia Realty Trust, REIT	268,421	$5,910,630
Essential Properties Realty Trust, REIT	198,114	6,058,326
Federal Realty Investment Trust, REIT	57,645	6,896,071
Janus Living, Inc., “A”, REIT (a)	207,063	5,543,077
Kimco Realty Corp., REIT	211,174	5,085,070
NNN REIT, Inc.	121,096	5,389,983
Regency Centers Corp., REIT	71,802	5,553,885
Simon Property Group, Inc., REIT	70,295	14,404,149
		$54,841,191
Real Estate - Storage & Office – 3.4%
Americold Realty Trust, Inc., REIT	286,838	$4,500,488
BXP, Inc., REIT	158,707	9,524,007
Cousins Properties, Inc., REIT	232,118	6,223,084
Extra Space Storage, Inc., REIT	34,445	4,970,758
Highwoods Properties, Inc., REIT	245,262	6,401,338
Prologis, Inc., REIT	174,343	25,012,990
Rexford Industrial Realty, Inc., REIT	127,799	4,533,031
		$61,165,696
Restaurants – 0.5%
Aramark	180,811	$9,651,691
Retail & E-commerce – 0.2%
Bath & Body Works, Inc.	58,560	$1,172,371
Home Depot, Inc.	3,584	1,136,630
Shimamura Co. Ltd.	101,300	2,093,866
		$4,402,867
Semiconductor & Electronic Components – 0.4%
Lam Research Corp.	16,267	$5,175,834
NVIDIA Corp.	10,937	2,309,238
		$7,485,072
Telecom - Infrastructure – 2.0%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	105,210	$2,275,693
Digital Realty Trust, Inc., REIT	75,947	14,429,930
Equinix, Inc., REIT	17,628	18,827,409
		$35,533,032
Telecom Services – 0.6%
KDDI Corp.	498,400	$8,569,795
Koninklijke KPN N.V.	240,354	1,252,038
PT Telekom Indonesia	9,911,300	1,680,540
		$11,502,373
Tobacco – 0.9%
Altria Group, Inc.	44,294	$3,081,977
British American Tobacco PLC	142,887	8,834,274
Philip Morris International, Inc.	19,568	3,470,972
		$15,387,223
Transportation & Logistics – 0.2%
Union Pacific Corp.	6,482	$1,702,432
Yangzijiang Shipbuilding Holdings Ltd.	759,200	2,165,319
		$3,867,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 0.8%
FDJ United (l)	37,831	$1,003,868
Japan Airlines Co. Ltd.	87,100	1,498,198
Ryman Hospitality Properties, Inc., REIT	31,992	3,683,239
VICI Properties, Inc., REIT	292,700	8,259,994
		$14,445,299
Utilities – 1.0%
Ameren Corp.	10,421	$1,125,155
Atmos Energy Corp.	38,354	6,486,812
CLP Holdings Ltd.	309,000	3,016,308
Edison International	87,648	6,130,101
Xcel Energy, Inc.	24,075	1,913,963
		$18,672,339
Total Common Stocks		$637,109,460
Convertible Preferred Stocks – 0.5%
Utilities – 0.5%
NextEra Energy, Inc., 7.234%	107,185	$5,308,873
PG&E Corp., 6%	86,227	3,489,607
Total Convertible Preferred Stocks		$8,798,480
Preferred Stocks – 0.3%
Hardware, Peripherals, & Assembly – 0.3%
Samsung Electronics Co. Ltd.	46,275	$6,218,107
Convertible Bonds – 0.0%
Utilities – 0.0%
PG&E Corp., 4.25%, 12/01/2027	$950,000	$968,525
Mutual Funds (h) – 23.2%
Bond Funds – 22.1%
MFS High Yield Pooled Portfolio (v)	47,936,072	$399,786,838
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.69% (v)	19,946,724	$19,948,719
Total Mutual Funds		$419,735,557

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – 12/18/2026 @ $5,500	Put	Goldman Sachs International	$128,861,020	170	$721,480
S&P 500 Index – 9/18/2026 @ $5,400	Put	Goldman Sachs International	79,590,630	105	162,540
					$884,020
Medical & Health Technology & Services – 0.0%
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services LLC	$5,769,773	281	$1,405
Welltower, Inc. – 9/18/2026 @ $220	Call	Morgan Stanley Capital Services LLC	7,453,479	363	243,210
Welltower, Inc. – 1/15/2027 @ $240	Call	Merrill Lynch International	13,223,252	644	412,160
					$656,775
Total Purchased Options					$1,540,795

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	322,213	$322,213

Other Assets, Less Liabilities – (0.0)%		(682,894)
Net Assets – 100.0%		$1,810,294,799

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $419,735,557 and
$1,391,242,136, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $259,242,588, representing 14.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambipar Lux S.à r.l., 10.875%, 2/05/2033	1/28/25	$488,000	$111,020
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	3,159,000	USD	614,941	Deutsche Bank AG	8/04/2026	$1,682
CLP	666,586,840	USD	747,186	Deutsche Bank AG	8/14/2026	2,029
EUR	1,476,766	USD	1,722,054	JPMorgan Chase Bank N.A.	7/17/2026	3,831
HUF	237,370,848	USD	765,232	Barclays Bank PLC	7/17/2026	15,314
HUF	137,510,601	USD	435,578	Goldman Sachs International	7/17/2026	16,598
HUF	121,279,153	USD	395,973	UBS AG	7/17/2026	2,829
MXN	17,926,027	USD	1,025,159	Merrill Lynch International	7/17/2026	4,811
TRY	32,252,353	USD	663,124	Goldman Sachs International	7/17/2026	9,401
TRY	32,858,179	USD	675,788	HSBC Bank	7/17/2026	9,370
ZAR	11,631,620	USD	710,236	Barclays Bank PLC	7/17/2026	4,400
ZAR	4,819,026	USD	292,628	Deutsche Bank AG	7/17/2026	3,449
ZAR	16,967,458	USD	1,034,216	HSBC Bank	7/17/2026	8,250
ZAR	6,546,311	USD	400,657	NatWest Markets PLC	7/17/2026	1,542
USD	297,405	BRL	1,520,577	Deutsche Bank AG	8/06/2026	745
USD	879,296	CZK	18,245,172	HSBC Bank	7/17/2026	2,550
USD	881,472	CZK	18,156,637	Merrill Lynch International	7/17/2026	8,980
USD	14,325,218	EUR	12,105,608	JPMorgan Chase Bank N.A.	7/17/2026	177,485
USD	222,955	EUR	189,984	Merrill Lynch International	7/17/2026	922
USD	780,017	EUR	663,342	NatWest Markets PLC	7/17/2026	4,775
USD	2,006,732	EUR	1,703,855	UBS AG	7/17/2026	15,450
USD	707,505	INR	67,237,742	JPMorgan Chase Bank N.A.	7/10/2026	2,540
USD	1,178,360	MXN	20,412,121	State Street Corp.	7/17/2026	5,547
USD	405,596	PEN	1,377,000	JPMorgan Chase Bank N.A.	7/22/2026	3,165
USD	751,413	PLN	2,706,359	State Street Corp.	7/17/2026	5,262
USD	584,217	RON	2,550,518	Barclays Bank PLC	7/17/2026	19,141
						$330,068
Liability Derivatives
BRL	490,127	USD	97,615	Deutsche Bank AG	8/04/2026	$(1,945)
CLP	388,184,463	USD	439,287	Deutsche Bank AG	8/14/2026	(2,984)
CZK	6,128,829	USD	297,217	Deutsche Bank AG	7/17/2026	(2,705)
CZK	12,166,547	USD	590,112	JPMorgan Chase Bank N.A.	7/17/2026	(5,465)
EUR	2,783,102	USD	3,285,136	JPMorgan Chase Bank N.A.	7/17/2026	(32,547)
EUR	2,025,137	USD	2,378,034	State Street Corp.	7/17/2026	(11,273)
INR	67,237,742	USD	714,839	Goldman Sachs International	7/10/2026	(9,874)
MXN	12,787,784	USD	737,099	Deutsche Bank AG	7/17/2026	(2,355)
MXN	7,624,337	USD	440,706	Goldman Sachs International	7/17/2026	(2,637)
PEN	2,486,573	USD	736,108	Goldman Sachs International	7/22/2026	(9,401)
PLN	2,657,660	USD	733,427	Goldman Sachs International	7/17/2026	(702)
TOF	23,510,977	USD	737,715	Barclays Bank PLC	7/17/2026	(13,347)
USD	586,538	CLP	527,063,431	Barclays Bank PLC	8/14/2026	(5,858)
USD	586,613	CLP	527,707,872	Goldman Sachs International	8/14/2026	(6,508)
USD	541,874	HUF	166,739,679	BNP Paribas	7/17/2026	(6,416)
USD	535,331	HUF	166,702,589	Merrill Lynch International	7/17/2026	(12,837)
USD	436,409	HUF	136,663,485	State Street Corp.	7/17/2026	(12,981)
USD	1,023,084	MXN	17,926,028	Goldman Sachs International	7/17/2026	(6,885)
USD	715,781	PEN	2,475,885	Goldman Sachs International	7/22/2026	(7,803)
USD	721,848	PLN	2,633,067	HSBC Bank	7/17/2026	(4,096)
USD	721,085	TOF	23,510,977	Barclays Bank PLC	7/17/2026	(3,283)
USD	1,335,162	TRY	65,110,532	Deutsche Bank AG	7/17/2026	(22,522)
USD	294,878	ZAR	4,955,258	Barclays Bank PLC	7/17/2026	(9,569)
USD	684,544	ZAR	11,415,246	Citibank N.A.	7/17/2026	(16,798)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	406,763	ZAR	6,827,635	Deutsche Bank AG	7/17/2026	$(12,721)
USD	1,514,543	ZAR	25,144,532	Merrill Lynch International	7/17/2026	(30,315)
USD	249,043	ZAR	4,098,017	State Street Corp.	7/17/2026	(2,735)
						$(256,562)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	78	$11,507,959	June – 2026	$150,835
U.S. Treasury Bond 30 yr	Long	USD	20	2,244,375	September – 2026	30,136
U.S. Treasury Note 10 yr	Long	USD	40	4,393,125	September – 2026	10,743
U.S. Treasury Note 2 yr	Long	USD	321	66,306,562	September – 2026	134,287
U.S. Treasury Note 5 yr	Long	USD	353	37,845,461	September – 2026	187,658
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	686,438	September – 2026	9,697
U.S. Treasury Ultra Note 10 yr	Long	USD	5	560,391	September – 2026	1,388
						$524,744

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/03/27	USD	(10,629,000)	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$88,883	$—	$88,883
11/05/27	USD	(10,529,000)	centrally cleared	1-day SOFR / Annually	3.387% / Annually	89,543	—	89,543
11/26/27	USD	(10,467,000)	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	107,496	—	107,496
5/01/28	USD	(19,850,000)	centrally cleared	1-day SOFR / Annually	3.7185% / Annually	70,860	—	70,860
1/09/29	USD	(9,850,000)	centrally cleared	1-day SOFR / Annually	3.35% / Annually	132,702	—	132,702
4/30/29	USD	(9,960,000)	centrally cleared	1-day SOFR / Annually	3.637% / Annually	58,553	—	58,553
1/14/31	USD	(5,904,000)	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	90,351	—	90,351
						$638,388	$—	$638,388
Liability Derivatives
Inflation Swaps
5/21/46	USD	(1,503,000)	centrally cleared	CPI-U / At Maturity	2.5185% / At Maturity	$(10,400)	$—	$(10,400)
5/20/56	USD	(1,940,000)	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	(13,644)	—	(13,644)
						$(24,044)	$—	$(24,044)
At May 31, 2026, the fund had liquid securities collateral with an aggregate value of $2,778,984 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$429,712,953	$—	$—	$429,712,953
Japan	30,042,025	—	—	30,042,025
France	27,665,093	—	—	27,665,093
United Kingdom	26,793,148	—	—	26,793,148
China	26,767,010	—	—	26,767,010
Italy	15,262,084	—	—	15,262,084
Canada	14,494,526	—	—	14,494,526
South Korea	13,280,119	—	—	13,280,119
Switzerland	12,661,327	—	—	12,661,327
Other Countries	55,447,762	—	0	55,447,762
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	75,357,421	—	75,357,421
Non - U.S. Sovereign Debt	—	234,199,599	—	234,199,599
Municipal Bonds	—	2,014,026	—	2,014,026
U.S. Corporate Bonds	—	172,032,230	—	172,032,230
Residential Mortgage-Backed Securities	—	125,653,117	—	125,653,117
Commercial Mortgage-Backed Securities	—	6,916,982	—	6,916,982
Asset-Backed Securities (including CDOs)	—	9,261,823	—	9,261,823
Foreign Bonds	—	111,817,883	—	111,817,883
Purchased Options	884,020	656,775	—	1,540,795
Investment Companies	420,057,770	—	—	420,057,770
Total	$1,073,067,837	$737,909,856	$0	$1,810,977,693
Other Financial Instruments
Futures Contracts – Assets	$524,744	$—	$—	$524,744
Forward Foreign Currency Exchange Contracts – Assets	—	330,068	—	330,068
Forward Foreign Currency Exchange Contracts – Liabilities	—	(256,562)	—	(256,562)
Swap Agreements – Assets	—	638,388	—	638,388
Swap Agreements – Liabilities	—	(24,044)	—	(24,044)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled
Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities. At May 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at February 28, 2026.
(2) Securities Lending Collateral
At May 31, 2026, the value of securities loaned was $796,898. These loans were collateralized by cash of $322,213 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $607,114.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$412,340,130	$7,587,771	$15,284,176	$(160,668)	$(4,696,219)	$399,786,838
MFS Institutional Money Market Portfolio	15,461,052	107,009,833	102,521,536	(1,228)	598	19,948,719
	$427,801,182	$114,597,604	$117,805,712	$(161,896)	$(4,695,621)	$419,735,557

Supplemental Information (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$7,087,186	$—
MFS Institutional Money Market Portfolio	179,454	—
	$7,266,640	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
United States	66.6%
Canada	2.4%
United Kingdom	2.3%
Japan	2.1%
France	1.9%
China	1.6%
Mexico	1.4%
Brazil	1.1%
Italy	1.1%
Other Countries	19.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.